Condensed Financial Information of Deswell Industries, Inc. (Condensed Statement of Cashflows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Net income (loss)	$ (1,320)	$ 4,273	$ 6,190
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	254	261	152
Accrued payroll and employee benefits	401	110	923
Other accrued liabilities	56	(211)	399
Net cash provided by operating activities	13,121	2,166	5,699
Cash flows from financing activities
Dividends paid	(2,386)	(1,588)	(1,112)
Net cash used in financing activities	(2,322)	(1,588)	(1,112)
Net increase in cash and cash equivalents	8,143	(821)	7,114
Cash and cash equivalents, beginning of year	14,371	15,192	8,078
Cash and cash equivalents, end of year	22,514	14,371	15,192
Parent Company [Member]
Cash flows from operating activities
Net income (loss)	(1,320)	4,273	6,190
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries	(115)	(5,778)	(7,586)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1)	17	(28)
Amounts due from subsidiaries	4,116	3,355	2,625
Accrued payroll and employee benefits		(2)	2
Other accrued liabilities	(21)	30	(6)
Net cash provided by operating activities	2,659	1,895	1,197
Cash flows from financing activities
Dividends paid	(2,387)	(1,588)	(1,112)
Proceeds from exercise of stock options	64
Net cash used in financing activities	(2,323)	(1,588)	(1,112)
Net increase in cash and cash equivalents	336	307	85
Cash and cash equivalents, beginning of year	566	259	174
Cash and cash equivalents, end of year	$ 902	$ 566	$ 259